Share-Based Payment (Details) - Schedule of Share-Based Payment - ₪ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Payment [Abstract]
Number of options, Outstanding beginning balance		1,826,519	795,519	662,501
Weighted average of the exercise price Outstanding beginning balance		₪ 5.74	₪ 10.61	₪ 5.64
Number of options, Granted	[1]	291,000	1,031,000	140,000
Weighted average of the exercise price, Granted	[1]	₪ 1.021	₪ 1.639	₪ 34.93
Number of options, Forfeited		(312,289)		(6,982)
Weighted average of the exercise price, Forfeited		₪ 2.59		₪ 21.3
Number of options, Exercised	[1]
Weighted average of the exercise price, Exercised	[1]
Number of options, Outstanding ending balance		1,805,230	1,826,519	795,519
Weighted average of the exercise price, Outstanding ending balance		₪ 5.55	₪ 5.74	₪ 10.61
Number of options, Exercisable		982,967	651,277	516,135
Weighted average of the exercise price, Exercisable		₪ 7.98	₪ 8.81	₪ 6.17

[1]	Excluding grant of 900,000 RSUs to the Company’s CEO and exercise of 90,000 RSUs during the year ended December 31, 2023. See Notes 12A and 13C6 above.